Financing Receivables (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Past Due Financing Receivable
Total Past Due (> 90 days)	$ 68	$ 82
Current	23,469	22,428
Total Financing Receivables	23,537	22,510
Recorded Investment > 90 Days and Accruing	41	52
Troubled debt restructurings of financing receivables	0	0
Major Markets
Past Due Financing Receivable
Total Financing Receivables	17,325	16,701
Growth Markets
Past Due Financing Receivable
Total Financing Receivables	6,212	5,808
Lease receivables
Past Due Financing Receivable
Total Past Due (> 90 days)	25	20
Current	8,970	9,154
Total Financing Receivables	8,996	9,174
Recorded Investment > 90 Days and Accruing	16	13
Lease receivables | Major Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	6	8
Current	6,789	7,028
Total Financing Receivables	6,796	7,036
Recorded Investment > 90 Days and Accruing	5	5
Lease receivables | Growth Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	19	11
Current	2,181	2,127
Total Financing Receivables	2,200	2,138
Recorded Investment > 90 Days and Accruing	11	8
Loan receivables
Past Due Financing Receivable
Total Past Due (> 90 days)	43	63
Current	14,499	13,273
Total Financing Receivables	14,542	13,336
Recorded Investment > 90 Days and Accruing	25	39
Loan receivables | Major Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	9	27
Current	10,520	9,639
Total Financing Receivables	10,529	9,666
Recorded Investment > 90 Days and Accruing	6	8
Loan receivables | Growth Markets
Past Due Financing Receivable
Total Past Due (> 90 days)	34	36
Current	3,979	3,634
Total Financing Receivables	4,012	3,670
Recorded Investment > 90 Days and Accruing	$ 18	$ 31